Retirement Benefit Arrangements (Tables)	12 Months Ended
Dec. 31, 2022
Retirement Benefits [Abstract]
Funded status	At December 31, 2022 and 2021, the funded status of the Zurich Plan was as follows (in thousands of U.S. dollars):

	2022	2021
Underfunded pension obligation at beginning of year	$32,636	$62,050
Change in pension obligation
Service cost	$8,746	$11,811
Interest cost	373	228
Plan participants’ contributions	3,792	4,048
Actuarial gain	(37,992)	(24,211)
Benefits paid	(4,576)	(1,651)
Foreign currency adjustments	(3,736)	(8,735)
Settlements	—	(20,682)
Change in pension obligation	$(33,393)	$(39,192)
Change in fair value of plan assets
Actual return on plan assets	$(14,936)	$6,847
Employer contributions	7,658	8,035
Plan participants’ contributions	3,792	4,048
Benefits paid	(4,576)	(1,651)
Foreign currency adjustments	(2,233)	(6,375)
Settlements	—	(20,682)
Change in fair value of plan assets	$(10,295)	$(9,778)
Underfunded pension obligation at end of year	$9,538	$32,636
Additional information:
Projected benefit obligation at end of year (1)	$169,527	$202,920
Fair value of plan assets at end of year	$159,989	$170,284
Underfunded pension obligation at end of year	$9,538	$32,636
Accumulated pension obligation at end of year (2)	$167,560	$194,730

(1)Represents the actuarial present value of all benefits attributed to employee service rendered to December 31, measured using assumptions as to future compensation levels
(2)Represents the actuarial present value of benefits (whether vested or non-vested) attributed to employee service rendered and compensation to December 31, with no assumption about future compensation levels

Assumptions used
The assumptions used to determine the Zurich Plan’s pension obligation and net periodic benefit cost for the years ended December 31, 2022, 2021 and 2020 were as follows:

	2022		2021		2020
	Pension obligation	Net periodic benefit cost	Pension obligation	Net periodic benefit cost	Pension obligation	Net periodic benefit cost
Discount rate	2.20%	0.20%	0.20%	0.10%	0.10%	0.25%
Interest crediting rate	2.20%	1.00%	1.00%	1.00%	1.00%	1.00%
Expected long-term return on plan assets	—	4.25%	—	3.50%	—	3.50%
Rate of compensation increase	2.25%	2.00%	2.00%	2.00%	2.00%	2.00%

Expected future benefit payments
At December 31, 2022, estimated employer contributions to be paid in 2023 related to the Zurich Plan were $8 million and future benefit payments were estimated to be paid as follows (in thousands of U.S. dollars):

Year	Amount
2023	$11,377
2024	$9,696
2025	$10,739
2026	$12,454
2027	$11,111
2028 to 2032	$52,119